Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)
	Shares	Value
Common Stocks - 113.5%
Communication Services - 26.3%
Diversified Telecommunication Services - 3.0%
GCI Liberty, Inc. Class A [1,2]	24,297	$1,384,200
Entertainment - 5.8%
Activision Blizzard, Inc. [3]	16,973	1,009,554
Walt Disney Co. (The)	10,927	1,055,548
World Wrestling Entertainment, Inc. Class A [3]	20,000	678,600
		2,743,702
Interactive Media & Services - 12.6%
IAC/InterActiveCorp [1]	2,500	448,075
Pinterest, Inc. Class A [1,3]	200,000	3,088,000
Snap, Inc. Class A [1,3]	200,000	2,378,000
		5,914,075
Media - 4.9%
Altice U.S.A., Inc. Class A [1]	29,670	661,344
Boston Omaha Corp. Class A [1,2]	21,306	385,852
Liberty Global Plc Class A (United Kingdom) [1,3]	60,000	990,600
Liberty Media Corp-Liberty SiriusXM Class A [1]	8,500	269,365
		2,307,161
Total Communication Services		12,349,138
Consumer Discretionary - 20.5%
Hotels, Restaurants & Leisure - 1.2%
Planet Fitness, Inc. Class A [1]	12,000	584,400
Internet & Direct Marketing Retail - 9.8%
Amazon.com, Inc. [1,3]	811	1,581,223
Chewy, Inc. Class A [1,3]	80,000	2,999,200
		4,580,423
Leisure Products - 0.8%
Clarus Corp.	38,967	381,877
Specialty Retail - 1.8%
Home Depot, Inc. (The)	4,467	834,033
Textiles, Apparel & Luxury Goods - 6.9%
Hanesbrands, Inc. [3]	150,000	1,180,500
NIKE, Inc. Class B	10,290	851,395
Skechers U.S.A., Inc. Class A [1,3]	50,000	1,187,000
		3,218,895
Total Consumer Discretionary		9,599,628
Consumer Staples - 6.0%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	3,538	1,008,790
Food Products - 2.4%
TreeHouse Foods, Inc. [1,2]	25,000	1,103,750
	Shares	Value
Household Products - 0.7%
Energizer Holdings, Inc. [3]	10,800	$326,700
Tobacco - 0.8%
Altria Group, Inc.	10,000	386,700
Total Consumer Staples		2,825,940
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. [1,2]	5,071	169,879
Marathon Petroleum Corp.	16,000	377,920
Total Energy		547,799
Financials - 13.9%
Banks - 11.8%
Bank OZK [3]	40,000	668,000
Citigroup, Inc. [3]	34,800	1,465,776
Citizens Financial Group, Inc. [3]	1,000	18,810
U.S. Bancorp	22,303	768,339
Wells Fargo & Co. [3]	54,300	1,558,410
Zions Bancorp NA [3]	40,000	1,070,400
		5,549,735
Capital Markets - 2.1%
Intercontinental Exchange, Inc.	11,815	954,061
Total Financials		6,503,796
Health Care - 3.5%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. [1,2]	2,749	299,229
Exact Sciences Corp. [1,2,3]	15,146	878,468
Heron Therapeutics, Inc. [1,2]	18,813	220,864
		1,398,561
Health Care Technology - 0.5%
Teladoc Health, Inc. [1,2]	1,559	241,661
Total Health Care		1,640,222
Industrials - 1.6%
Professional Services - 1.6%
IHS Markit Ltd. (United Kingdom)	12,648	758,880
Total Industrials		758,880
Information Technology - 28.7%
IT Services - 6.6%
PayPal Holdings, Inc. [1]	10,252	981,526
Shopify, Inc. Class A (Canada) [1]	1,500	625,395
Visa, Inc. Class A [2]	9,342	1,505,183
		3,112,104
Semiconductors & Semiconductor Equipment - 5.3%
NVIDIA Corp.	6,654	1,753,994
ON Semiconductor Corp. [1,3]	60,000	746,400
		2,500,394

Meridian Funds	1	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
	Shares	Value
Software - 13.3%
Cerence, Inc. [1,2]	26,584	$409,394
LogMeIn, Inc. [3]	26,200	2,181,936
Microsoft Corp.	9,702	1,530,102
New Relic, Inc. [1]	15,000	693,600
salesforce.com, Inc. [1]	7,564	1,089,065
Workday, Inc. Class A [1]	2,500	325,550
		6,229,647
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	6,416	1,631,525
Total Information Technology		13,473,670
Materials - 3.4%
Chemicals - 3.4%
Huntsman Corp. [3]	110,000	1,587,300
Total Materials		1,587,300
Real Estate - 5.6%
Equity Real Estate Investment Trusts (REITS) - 5.6%
American Tower Corp.	3,099	674,807
Equinix, Inc.	2,616	1,633,875
Seritage Growth Properties Class A [2]	13,036	118,758
Weyerhaeuser Co. [3]	12,000	203,400
Total Real Estate		2,630,840
Utilities - 2.8%
Independent Power & Renewable Electricity Producers - 2.8%
Vistra Energy Corp.	83,699	1,335,836
Total Utilities		1,335,836
Total Common Stocks - 113.5% (Cost $55,124,183)		53,253,049
Shares/ Principal Amount
Short-Term Investments - 1.8%
Money Market Funds - 1.4%
General Government Securities, Class B, 0.01% [4] (Cost $675,784)	675,784	675,784
	Shares/ Principal Amount	Value
Repurchase Agreements - 0.4%[5]
HSBC Securities, Inc., dated 3/31/20, due 4/1/20, 0.00% total to be received $1,246 (collateralized by various U.S. Treasury Obligations, 0.00% - 3.00%, 5/15/44 - 8/15/48, totaling $1,271)	$1,246	$1,246
Royal Bank of Canada, dated 3/31/20, due 4/1/20, 0.01% total to be received $175,914 (collateralized by various U.S. Government Sponsored Agency, 2.50% - 5.00%, 8/1/23 - 6/1/51, totaling $179,432)	175,914	175,914
Total Repurchase Agreements		177,160
Total Short-Term Investments - 1.8% (Cost $852,944)		852,944
Total Investments - 115.3% (Cost $55,977,127)		54,105,993
Liabilities in Excess of Other Assets - (15.3)%		(7,180,022)
Net Assets - 100.0%		$46,925,971
Value
Call Options Written - (15.1)%
Total Call Options Written - (15.1)% (Premium received $(9,920,861))	$(7,078,042)

Meridian Funds	2	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2020. Total value of such securities at period-end amounts to $4,880,002 and represents 10.40% of net assets.
[3]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[4]	Security is held at broker.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Citizens Financial Group, Inc.	30.00	4/17/20	10	$18,810	$(5,292)	$(50)
Energizer Holdings, Inc.	40.00	4/17/20	108	326,700	(121,413)	(15,120)
Pinterest, Inc. Class A	13.00	5/15/20	1,200	1,852,800	(971,039)	(402,000)
Activision Blizzard, Inc.	42.50	6/19/20	99	588,852	(132,794)	(165,825)
Citigroup, Inc.	52.50	6/19/20	248	1,044,576	(336,446)	(28,520)
Chewy, Inc. Class A	20.00	7/17/20	800	2,999,200	(687,358)	(1,552,000)
Hanesbrands, Inc.	9.00	7/17/20	500	393,500	(177,698)	(42,500)
Snap, Inc. Class A	10.00	7/17/20	2,000	2,378,000	(938,412)	(590,000)
World Wrestling Entertainment, Inc. Class A	35.00	7/17/20	200	678,600	(262,840)	(113,000)
Bank OZK	22.50	8/21/20	400	668,000	(215,672)	(20,000)
Huntsman Corp.	16.00	8/21/20	600	865,800	(305,523)	(108,000)
Shopify, Inc. Class A (Canada)	280.00	8/21/20	15	625,395	(244,487)	(243,750)
New Relic, Inc.	30.00	9/18/20	150	693,600	(258,735)	(289,500)
Wells Fargo & Co.	35.00	10/16/20	300	861,000	(221,280)	(46,500)
Weyerhaeuser Co.	22.00	10/16/20	120	203,400	(60,205)	(19,200)
TreeHouse Foods, Inc.	30.00	11/20/20	250	1,103,750	(296,147)	(460,000)
Liberty Global Plc Class A (United Kingdom)	22.50	12/18/20	300	495,300	(217,539)	(42,000)
Liberty Global Plc Class A (United Kingdom)	25.00	12/18/20	300	495,300	(173,847)	(27,000)
LogMeIn, Inc.	65.00	12/18/20	262	2,181,936	(357,445)	(576,400)
Altria Group, Inc.	32.50	1/15/21	100	386,700	(92,366)	(89,500)
Citigroup, Inc.	52.50	1/15/21	100	421,200	(147,391)	(30,000)
Exact Sciences Corp.	35.00	1/15/21	120	696,000	(359,418)	(346,800)
Hanesbrands, Inc.	10.00	1/15/21	1,000	787,000	(419,207)	(95,000)
Huntsman Corp.	15.00	1/15/21	500	721,500	(319,601)	(127,500)
Marathon Petroleum Corp.	20.00	1/15/21	160	377,920	(208,022)	(168,000)
ON Semiconductor Corp.	15.00	1/15/21	600	746,400	(356,522)	(120,000)
Pinterest, Inc. Class A	13.00	1/15/21	800	1,235,200	(743,357)	(395,200)
Planet Fitness, Inc. Class A	25.00	1/15/21	120	584,400	(197,801)	(349,200)
Skechers U.S.A., Inc. Class A	25.00	1/15/21	500	1,187,000	(448,698)	(305,000)
Vistra Energy Corp.	10.00	1/15/21	300	478,800	(145,561)	(261,000)
Wells Fargo & Co.	45.00	1/15/21	243	697,410	(199,065)	(9,477)
Zions Bancorp NA	40.00	1/15/21	400	1,070,400	(299,680)	(40,000)
				Total	$(9,920,861)	$(7,078,042)

Meridian Funds	4	www.meridianfund.com